Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings	Foreign currency translation	Equity investments at FVOCI	Attributable to equity holders	Non-controling interest
Balance beginning period at Dec. 31, 2017	$ 4,859,659	$ 1,862,652	$ 224,812	$ 2,650,417	$ 112,341	$ 9,066	$ 4,859,288	$ 371
Net earnings	166,235	0	0	166,323	0	0	166,323	(88)
Other comprehensive income (loss)	(10,827)	0	0	6,226	(7,352)	(9,728)	(10,854)	27
Total comprehensive income (loss) for the year	155,408	0	0	172,549	(7,352)	(9,728)	155,469	(61)
Share-based compensation	14,976	0	14,976	0	0	0	14,976	0
Restricted and performance share units released	(4,806)	0	(4,806)	0	0	0	(4,806)	0
Dividends	(31,645)	0	0	(31,645)	0	0	(31,645)	0
Balance ending period at Dec. 31, 2018	4,993,592	1,862,652	234,982	2,791,321	104,989	(662)	4,993,282	310
Net earnings	73,941	0	0	74,000	0	0	74,000	(59)
Other comprehensive income (loss)	(40,753)	0	0	(8,112)	(27,875)	(4,753)	(40,740)	(13)
Total comprehensive income (loss) for the year	33,188	0	0	65,888	(27,875)	(4,753)	33,260	(72)
Share-based compensation	14,342	0	14,342	0	0	0	14,342	0
Stock options exercised	81	97	(16)	0	0	0	81	0
Restricted and performance share units released	(6,258)	0	(6,258)	0	0	0	(6,258)	0
Modification of share-based arrangement	(8,369)	0	(8,369)	0	0	0	(8,369)	0
Dividends	(31,613)	0	0	(31,613)	0	0	(31,613)	0
Balance ending period at Dec. 31, 2019	$ 4,994,963	$ 1,862,749	$ 234,681	$ 2,825,596	$ 77,114	$ (5,415)	$ 4,994,725	$ 238